UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-5511

Variable Insurance Products Fund II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2015

This report on Form N-Q relates solely to the Registrant’s Contrafund Portfolio series (a “Fund”).

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Contrafund Portfolio

September 30, 2015

1.808782.111
VIPCON-QTLY-1115

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
CONSUMER DISCRETIONARY - 14.6%
Automobiles - 0.3%
Tesla Motors, Inc. (a)	232,300	$57,703,320
Diversified Consumer Services - 0.5%
2U, Inc. (a)	281,900	10,120,210
H&R Block, Inc.	2,112,660	76,478,292
New Oriental Education & Technology Group, Inc. sponsored ADR	105,800	2,138,218
		88,736,720
Hotels, Restaurants & Leisure - 3.8%
ARAMARK Holdings Corp.	199,502	5,913,239
Extended Stay America, Inc. unit	4,049,557	67,951,566
McDonald's Corp.	3,089,484	304,406,859
Panera Bread Co. Class A (a)	398,246	77,024,759
Starbucks Corp.	2,855,000	162,278,200
Wynn Resorts Ltd. (b)	1,092,178	58,016,495
		675,591,118
Internet & Catalog Retail - 2.6%
Amazon.com, Inc. (a)	164,900	84,410,661
Groupon, Inc. Class A (a)	1,304,500	4,252,670
Liberty Interactive Corp. Qvc G Series A (a)	5,333,452	139,896,446
Priceline Group, Inc. (a)	110,957	137,238,275
Travelport Worldwide Ltd.	6,053,205	80,023,370
Vipshop Holdings Ltd. ADR (a)	1,064,400	17,881,920
		463,703,342
Media - 2.8%
Bona Film Group Ltd. sponsored ADR (a)	720,588	8,582,203
Comcast Corp. Class A	4,809,700	273,575,736
DreamWorks Animation SKG, Inc. Class A (a)(b)	1,851,121	32,302,061
Legend Pictures LLC (a)(c)(d)	2,062	4,527,472
Manchester United PLC	1,849,700	31,759,349
Msg Network, Inc. Class A (a)	1,847,844	133,303,466
Weinstein Co. Holdings LLC Class A-1 (a)(c)(d)	11,499	3,955,656
		488,005,943
Multiline Retail - 1.7%
B&M European Value Retail S.A.	15,805,466	77,802,225
Dollar General Corp.	3,108,620	225,188,433
		302,990,658
Specialty Retail - 1.5%
AutoZone, Inc. (a)	48,362	35,005,866
Michaels Companies, Inc. (a)	3,211,350	74,182,185
TJX Companies, Inc.	2,199,607	157,095,932
		266,283,983
Textiles, Apparel & Luxury Goods - 1.4%
lululemon athletica, Inc. (a)	770,662	39,034,030
NIKE, Inc. Class B	1,641,764	201,887,719
		240,921,749

TOTAL CONSUMER DISCRETIONARY		2,583,936,833

CONSUMER STAPLES - 9.9%
Beverages - 2.2%
Anheuser-Busch InBev SA NV	211,071	22,448,572
Constellation Brands, Inc. Class A (sub. vtg.)	495,200	62,003,992
Monster Beverage Corp. (a)	419,510	56,692,581
The Coca-Cola Co.	6,254,106	250,914,733
		392,059,878
Food & Staples Retailing - 2.2%
CVS Health Corp.	1,969,364	190,004,239
Kroger Co.	2,971,264	107,173,492
Sprouts Farmers Market LLC (a)	887,200	18,719,920
United Natural Foods, Inc. (a)	49,084	2,381,065
Wal-Mart Stores, Inc.	279,576	18,127,708
Whole Foods Market, Inc.	1,578,475	49,958,734
		386,365,158
Food Products - 1.2%
Blue Buffalo Pet Products, Inc. (a)(b)	323,600	5,795,676
Keurig Green Mountain, Inc.	1,126,133	58,716,575
Mead Johnson Nutrition Co. Class A	1,124,989	79,199,226
Nestle SA	251,417	18,907,989
The Hershey Co.	473,590	43,513,449
		206,132,915
Household Products - 1.4%
Colgate-Palmolive Co.	2,380,800	151,085,568
Procter & Gamble Co.	1,257,084	90,434,623
		241,520,191
Personal Products - 0.3%
Estee Lauder Companies, Inc. Class A	472,554	38,125,657
Nu Skin Enterprises, Inc. Class A	396,500	16,367,520
		54,493,177
Tobacco - 2.6%
Altria Group, Inc.	3,997,554	217,466,938
British American Tobacco PLC sponsored ADR	1,811,079	199,363,576
Philip Morris International, Inc.	652,600	51,770,758
Reynolds American, Inc.	40,936	1,812,237
		470,413,509

TOTAL CONSUMER STAPLES		1,750,984,828

ENERGY - 6.9%
Energy Equipment & Services - 1.5%
Baker Hughes, Inc.	741,600	38,592,864
Dril-Quip, Inc. (a)	221,692	12,906,908
Halliburton Co.	1,138,082	40,231,199
Independence Contract Drilling, Inc. (a)	1,168,194	5,817,606
Oceaneering International, Inc.	479,162	18,821,483
Schlumberger Ltd.	2,231,200	153,885,864
		270,255,924
Oil, Gas & Consumable Fuels - 5.4%
Anadarko Petroleum Corp.	2,092,605	126,372,416
Apache Corp.	727,800	28,500,648
Black Stone Minerals LP	1,170,300	16,150,140
Cabot Oil & Gas Corp.	1,752,735	38,314,787
Chevron Corp.	1,715,000	135,279,200
Cimarex Energy Co.	254,300	26,060,664
Columbia Pipeline Group, Inc.	567,277	10,375,496
EOG Resources, Inc.	819,574	59,664,987
Exxon Mobil Corp.	1,736,102	129,079,184
Kinder Morgan, Inc.	404,900	11,207,632
Memorial Resource Development Corp. (a)	1,529,300	26,885,094
Noble Energy, Inc.	2,580,600	77,882,508
Parsley Energy, Inc. Class A (a)	1,567,537	23,622,783
Phillips 66 Co.	1,019,239	78,318,325
Pioneer Natural Resources Co.	414,700	50,444,108
PrairieSky Royalty Ltd. (b)	836,350	15,893,470
SM Energy Co.	999,900	32,036,796
Suncor Energy, Inc.	2,433,595	65,084,305
Synergy Resources Corp. (a)	676,200	6,626,760
		957,799,303

TOTAL ENERGY		1,228,055,227

FINANCIALS - 15.6%
Banks - 6.5%
Bank of America Corp.	14,318,814	223,087,122
Citigroup, Inc.	5,590,250	277,332,303
Huntington Bancshares, Inc.	3,138,181	33,264,719
JPMorgan Chase & Co.	5,438,406	331,579,614
Regions Financial Corp.	3,301,400	29,745,614
Synovus Financial Corp.	950,023	28,120,681
U.S. Bancorp	3,427,144	140,547,175
Wells Fargo & Co.	1,669,900	85,749,365
		1,149,426,593
Capital Markets - 1.8%
Artisan Partners Asset Management, Inc.	368,177	12,970,876
BlackRock, Inc. Class A	205,413	61,104,205
E*TRADE Financial Corp. (a)	1,456,278	38,343,800
Goldman Sachs Group, Inc.	747,600	129,902,976
Invesco Ltd.	736,857	23,012,044
Northern Trust Corp.	503,164	34,295,658
Oaktree Capital Group LLC Class A	331,134	16,391,133
The Blackstone Group LP	241,537	7,649,477
		323,670,169
Consumer Finance - 2.1%
Capital One Financial Corp.	3,721,448	269,879,409
Navient Corp.	2,045,576	22,992,274
SLM Corp. (a)	4,491,676	33,238,402
Springleaf Holdings, Inc. (a)	912,800	39,907,616
		366,017,701
Diversified Financial Services - 1.0%
Berkshire Hathaway, Inc.:
Class A (a)	47	9,176,280
Class B (a)	768,800	100,251,520
IntercontinentalExchange, Inc.	218,509	51,347,430
KBC Ancora	450,178	17,314,255
		178,089,485
Insurance - 1.8%
Direct Line Insurance Group PLC	6,819,991	38,678,213
Fairfax Financial Holdings Ltd. (sub. vtg.)	21,700	9,882,321
Marsh & McLennan Companies, Inc.	984,170	51,393,357
MetLife, Inc.	1,382,487	65,184,262
Principal Financial Group, Inc.	504,700	23,892,498
The Chubb Corp.	846,800	103,860,020
Unum Group	640,900	20,560,072
		313,450,743
Real Estate Investment Trusts - 2.1%
Altisource Residential Corp. Class B	1,916,082	26,671,861
American Tower Corp.	242,100	21,299,958
Boston Properties, Inc.	383,800	45,441,920
Care Capital Properties, Inc.	200,350	6,597,526
Crown Castle International Corp.	107,900	8,510,073
Digital Realty Trust, Inc.	804,400	52,543,408
Duke Realty LP	1,674,900	31,906,845
Extra Space Storage, Inc.	209,200	16,141,872
FelCor Lodging Trust, Inc.	1,352,900	9,565,003
Outfront Media, Inc.	587,014	12,209,891
Store Capital Corp.	1,444,700	29,847,502
Sun Communities, Inc.	755,769	51,210,907
Ventas, Inc.	796,000	44,623,760
VEREIT, Inc.	2,582,800	19,939,216
		376,509,742
Real Estate Management & Development - 0.3%
CBRE Group, Inc. (a)	1,718,889	55,004,448

TOTAL FINANCIALS		2,762,168,881

HEALTH CARE - 14.7%
Biotechnology - 4.2%
Alexion Pharmaceuticals, Inc. (a)	523,932	81,937,725
Amgen, Inc.	1,048,020	144,962,126
Baxalta, Inc.	1,293,700	40,764,487
Biogen, Inc. (a)	231,231	67,475,518
BioMarin Pharmaceutical, Inc. (a)	363,193	38,251,487
Celgene Corp. (a)	1,264,700	136,802,599
Gilead Sciences, Inc.	1,919,061	188,432,600
Vertex Pharmaceuticals, Inc. (a)	499,500	52,017,930
		750,644,472
Health Care Equipment & Supplies - 2.8%
Boston Scientific Corp. (a)	7,962,549	130,665,429
Edwards Lifesciences Corp. (a)	326,942	46,481,344
Medtronic PLC	3,264,390	218,518,267
The Cooper Companies, Inc.	262,120	39,019,183
Zimmer Biomet Holdings, Inc.	664,100	62,378,913
		497,063,136
Health Care Providers & Services - 3.1%
Brookdale Senior Living, Inc. (a)	379,733	8,718,670
Cigna Corp.	879,126	118,699,593
HCA Holdings, Inc. (a)	959,614	74,235,739
Henry Schein, Inc. (a)	492,941	65,423,130
McKesson Corp.	663,400	122,748,902
UnitedHealth Group, Inc.	1,378,000	159,861,780
		549,687,814
Life Sciences Tools & Services - 0.8%
Agilent Technologies, Inc.	1,361,700	46,747,161
Fluidigm Corp. (a)(d)	312,345	2,533,118
Thermo Fisher Scientific, Inc.	670,613	82,002,558
		131,282,837
Pharmaceuticals - 3.8%
AbbVie, Inc.	1,366,621	74,357,849
Allergan PLC (a)	744,352	202,322,317
Bristol-Myers Squibb Co.	3,318,705	196,467,336
Endo Health Solutions, Inc. (a)	869,900	60,266,672
Horizon Pharma PLC (a)	1,448,700	28,713,234
Shire PLC	422,474	28,881,156
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,447,900	81,748,434
		672,756,998

TOTAL HEALTH CARE		2,601,435,257

INDUSTRIALS - 9.2%
Aerospace & Defense - 0.9%
TransDigm Group, Inc. (a)	774,589	164,530,449
Electrical Equipment - 1.7%
AMETEK, Inc.	5,727,949	299,686,292
Industrial Conglomerates - 3.9%
Danaher Corp.	4,435,121	377,916,660
Roper Industries, Inc.	2,046,840	320,739,828
		698,656,488
Machinery - 1.1%
Colfax Corp. (a)(b)	1,715,660	51,315,391
Deere & Co. (b)	512,027	37,889,998
WABCO Holdings, Inc. (a)	546,000	57,237,180
Wabtec Corp.	608,250	53,556,413
		199,998,982
Road & Rail - 1.0%
eHi Car Service Co. Ltd. sponsored ADR	40	464
J.B. Hunt Transport Services, Inc.	2,475,657	176,761,910
		176,762,374
Trading Companies & Distributors - 0.6%
AerCap Holdings NV (a)	143,200	5,475,968
HD Supply Holdings, Inc. (a)	3,227,921	92,383,099
		97,859,067

TOTAL INDUSTRIALS		1,637,493,652

INFORMATION TECHNOLOGY - 18.8%
Communications Equipment - 1.5%
Cisco Systems, Inc.	2,662,839	69,899,524
QUALCOMM, Inc.	3,578,829	192,290,482
		262,190,006
Electronic Equipment & Components - 0.1%
Trimble Navigation Ltd. (a)	1,275,585	20,945,106
Internet Software & Services - 5.6%
58.com, Inc. ADR (a)	306,255	14,409,298
Alibaba Group Holding Ltd. sponsored ADR (b)	2,902,400	171,154,528
Cvent, Inc. (a)	1,779,131	59,885,549
Facebook, Inc. Class A (a)	2,198,976	197,687,942
Google, Inc. Class C	716,136	435,711,465
HomeAway, Inc. (a)	404,762	10,742,383
Just Dial Ltd.	814,351	12,254,278
Opower, Inc. (a)(b)(e)	2,844,061	25,340,584
Tencent Holdings Ltd.	800	13,485
Yahoo!, Inc. (a)	521,900	15,088,129
Youku Tudou, Inc. ADR (a)	2,888,023	50,915,845
		993,203,486
IT Services - 0.7%
Alliance Data Systems Corp. (a)	88,100	22,816,138
Fidelity National Information Services, Inc.	461,400	30,950,712
Global Payments, Inc.	249,000	28,567,770
Sabre Corp.	1,222,744	33,234,182
Worldline SA (a)(f)	548,900	14,045,506
		129,614,308
Semiconductors & Semiconductor Equipment - 3.2%
Analog Devices, Inc.	988,000	55,733,080
Atmel Corp.	6,347,719	51,226,092
Avago Technologies Ltd.	152,100	19,014,021
Broadcom Corp. Class A	896,500	46,106,995
Intersil Corp. Class A	1,924,124	22,512,251
Marvell Technology Group Ltd.	11,606,100	105,035,205
Maxim Integrated Products, Inc.	630,600	21,062,040
Micron Technology, Inc. (a)	1,881,900	28,190,862
NVIDIA Corp.	857,200	21,129,980
Qorvo, Inc. (a)	3,849,854	173,435,923
Semtech Corp. (a)	927,300	14,002,230
		557,448,679
Software - 3.2%
Activision Blizzard, Inc.	485,200	14,987,828
Adobe Systems, Inc. (a)	720,229	59,217,228
Autodesk, Inc. (a)	1,944,600	85,834,644
Electronic Arts, Inc. (a)	1,846,300	125,086,825
Fleetmatics Group PLC (a)	388,889	19,090,561
Imperva, Inc. (a)	657,447	43,049,630
Microsoft Corp.	1,967,013	87,059,995
RealPage, Inc. (a)	58,703	975,644
Salesforce.com, Inc. (a)	1,333,857	92,609,692
Varonis Systems, Inc. (a)(b)	762,445	11,878,893
Zendesk, Inc. (a)	1,210,300	23,855,013
		563,645,953
Technology Hardware, Storage & Peripherals - 4.5%
Apple, Inc.	5,205,592	574,176,795
Electronics for Imaging, Inc. (a)	637,806	27,604,244
Hewlett-Packard Co.	4,356,700	111,575,087
SanDisk Corp.	521,600	28,338,528
Western Digital Corp.	752,900	59,810,376
		801,505,030

TOTAL INFORMATION TECHNOLOGY		3,328,552,568

MATERIALS - 3.5%
Chemicals - 2.9%
Ashland, Inc.	126,000	12,678,120
CF Industries Holdings, Inc.	356,800	16,020,320
E.I. du Pont de Nemours & Co.	1,292,200	62,284,040
Eastman Chemical Co.	763,341	49,403,430
Ecolab, Inc.	1,633,700	179,249,564
LyondellBasell Industries NV Class A	638,024	53,185,681
Monsanto Co.	847,176	72,298,000
PPG Industries, Inc.	456,700	40,048,023
W.R. Grace & Co. (a)	300,622	27,972,877
		513,140,055
Construction Materials - 0.2%
Eagle Materials, Inc.	403,600	27,614,312
Containers & Packaging - 0.4%
Graphic Packaging Holding Co.	1,538,533	19,677,837
WestRock Co.	981,640	50,495,562
		70,173,399

TOTAL MATERIALS		610,927,766

TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 2.2%
AT&T, Inc.	4,901,968	159,706,117
Cogent Communications Group, Inc.	375,639	10,202,355
Frontier Communications Corp.	1,317,700	6,259,075
inContact, Inc. (a)	1,547,317	11,620,351
Level 3 Communications, Inc. (a)	801,486	35,016,923
Verizon Communications, Inc.	3,902,168	169,783,330
		392,588,151
Wireless Telecommunication Services - 0.1%
Telephone & Data Systems, Inc.	256,603	6,404,811

TOTAL TELECOMMUNICATION SERVICES		398,992,962

UTILITIES - 2.9%
Electric Utilities - 1.6%
Edison International	684,926	43,198,283
Exelon Corp.	3,101,292	92,108,372
NextEra Energy, Inc.	951,300	92,799,315
PPL Corp.	1,893,772	62,286,161
		290,392,131
Independent Power and Renewable Electricity Producers - 0.2%
NRG Energy, Inc.	1,505,752	22,360,417
NRG Yield, Inc. Class C	505,100	5,864,211
The AES Corp.	42,600	417,054
		28,641,682
Multi-Utilities - 1.1%
Dominion Resources, Inc.	1,070,431	75,336,934
DTE Energy Co.	67,536	5,427,868
NiSource, Inc.	820,877	15,227,268
PG&E Corp.	721,434	38,091,715
Sempra Energy	697,550	67,467,036
		201,550,821

TOTAL UTILITIES		520,584,634

TOTAL COMMON STOCKS
(Cost $15,170,863,377)		17,423,132,608

Convertible Preferred Stocks - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Southwestern Energy Co. Series B 6.25%	438,200	13,619,256
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
MongoDB, Inc. Series F, 8.00% (a)(d)	299,866	2,314,966
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $26,857,798)		15,934,222
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.03% to 0.08% 10/22/15 to 11/27/15 (g)
(Cost $6,189,617)	6,190,000	6,190,042
	Shares	Value

Money Market Funds - 2.8%
Fidelity Cash Central Fund, 0.18% (h)	292,173,711	$292,173,711
Fidelity Securities Lending Cash Central Fund, 0.20% (h)(i)	206,772,228	206,772,228
TOTAL MONEY MARKET FUNDS
(Cost $498,945,939)		498,945,939
TOTAL INVESTMENT PORTFOLIO - 101.4%
(Cost $15,702,856,731)		17,944,202,811
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(241,660,448)
NET ASSETS - 100%		$17,702,542,363

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
345 CME E-mini S&P 500 Index Contracts (United States)	Dec. 2015	32,925,075	$(536,485)

The face value of futures purchased as a percentage of Net Assets is 0.2%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is wholly-owned by the Fund.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $13,331,211 or 0.1% of net assets.

 (e) Affiliated company

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,045,506 or 0.1% of net assets.

 (g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,678,010.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Fluidigm Corp.	10/9/07 - 1/6/11	$5,645,227
Legend Pictures LLC	9/23/10	$1,549,500
MongoDB, Inc. Series F, 8.00%	10/2/13	$5,014,998
Weinstein Co. Holdings LLC Class A-1	10/19/05	$11,499,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$338,655
Fidelity Securities Lending Cash Central Fund	1,097,209
Total	$1,435,864

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Jumei International Holding Ltd. sponsored ADR	$--	$47,470,775	$39,084,426	$--	$--
Opower, Inc.	27,573,841	11,073,193	--	--	25,340,584
Total	$27,573,841	$58,543,968	$39,084,426	$--	$25,340,584

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$2,583,936,833	$2,575,453,705	$--	$8,483,128
Consumer Staples	1,750,984,828	1,709,628,267	41,356,561	--
Energy	1,241,674,483	1,241,674,483	--	--
Financials	2,762,168,881	2,762,168,881	--	--
Health Care	2,601,435,257	2,572,554,101	28,881,156	--
Industrials	1,637,493,652	1,637,493,652	--	--
Information Technology	3,330,867,534	3,316,284,805	12,267,763	2,314,966
Materials	610,927,766	610,927,766	--	--
Telecommunication Services	398,992,962	398,992,962	--	--
Utilities	520,584,634	520,584,634	--	--
U.S. Government and Government Agency Obligations	6,190,042	--	6,190,042	--
Money Market Funds	498,945,939	498,945,939	--	--
Total Investments in Securities:	$17,944,202,811	$17,844,709,195	$88,695,522	$10,798,094
Derivative Instruments:
Liabilities
Futures Contracts	$(536,485)	$(536,485)	$--	$--
Total Liabilities	$(536,485)	$(536,485)	$--	$--
Total Derivative Instruments:	$(536,485)	$(536,485)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2015, the cost of investment securities for income tax purposes was $15,777,117,326. Net unrealized appreciation aggregated $2,167,085,485, of which $3,530,245,539 related to appreciated investment securities and $1,363,160,054 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund II

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 25, 2015

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	November 25, 2015